Long-Term Debt - Schedule of Long-term Debt Instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 EUR (€)
Debt Instrument [Line Items]
Unamortized debt issuance costs:	$ (7.1)	$ (9.1)
Total Long-term debt	$ 1,059.0	$ 877.3
Weighted average interest rate of Long-term debt	4.70%	4.20%	4.70%
Weighted average term of available Long-term debt	4 years	5 years
Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross	$ 836.1	$ 846.4
Senior Notes | Level 1
Debt Instrument [Line Items]
Fair value of Senior unsecured notes (Level 1)	785.2	845.1
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	$ 230.0	40.0
3.625% Senior Unsecured Notes Due 2026 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)	3.625%		3.625%
Long-term debt, gross	$ 436.1	446.4	€ 400.0
5.000% Senior Unsecured Notes Due 2028 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)	5.00%		5.00%
Long-term debt, gross	$ 400.0	$ 400.0